Nature of Business	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Nature of Business

1. NATURE OF BUSINESS

Quarterhill Inc. (“Quarterhill” or the “Company”), formerly “Wi-LAN Inc.”, is a Canadian company with its shares listed under the symbol “QTRH” on each of the Toronto Stock Exchange (the “TSX”) and the Nasdaq Global Select Market. Quarterhill is focused on the disciplined acquisition, management and growth of companies in dedicated technology areas including vertical market software and solutions, intelligent industrial systems and innovation and licensing.